SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue recognition , Restricted cash and Fair value (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) item	Dec. 31, 2020 USD ($) item	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disaggregation of Revenue [Line Items]
Number of business models | item	2	2
Obligation to pay interest and late fees, maximum threshold percentage	36.00%	36.00%
Total net revenue	¥ 13,563,954	$ 2,078,767	¥ 9,219,847	¥ 4,447,018
Revenue, net of value-added tax and related surcharges:
Performance obligations	1,195,945		978,811
Revenue recognized from performance obligations	73,394
Taxes excluded from revenues	¥ 795,388		547,344	379,762
Revenue practical expedient, use of transaction price at date when contract with variable consideration was completed	true	true
Restricted cash
Restricted cash related to deposit to the funding banks	¥ 2,006,874		¥ 1,373,623
Operating period	2 years	2 years
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-01-01
Revenue, net of value-added tax and related surcharges:
Revenue, remaining performance obligation, Expected timing of satisfaction, period			12 months
Revenue, remaining performance obligation (as a percent)			99.00%
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-01-01
Revenue, net of value-added tax and related surcharges:
Revenue, remaining performance obligation, Expected timing of satisfaction, period	12 months
Revenue, remaining performance obligation (as a percent)	88.00%
Credit driven services
Disaggregation of Revenue [Line Items]
Total net revenue	¥ 11,403,675	$ 1,747,690	¥ 8,013,391	4,170,271
Loan facilitation and servicing fees-capital heavy
Disaggregation of Revenue [Line Items]
Total net revenue	4,596,555	704,453	6,273,131	3,807,242
Revenue from loan facilitation services
Disaggregation of Revenue [Line Items]
Total net revenue	3,160,457	484,361	4,396,300	3,058,084
Revenue from post-origination services
Disaggregation of Revenue [Line Items]
Total net revenue	1,436,098	220,092	1,876,831	749,158
Financing income
Disaggregation of Revenue [Line Items]
Total net revenue	2,184,180	334,740	1,309,616	267,844
Releasing of guarantee liabilities
Disaggregation of Revenue [Line Items]
Total net revenue	4,506,935	690,718	285,407	25,169
Other services fees
Disaggregation of Revenue [Line Items]
Total net revenue	116,005	17,779	145,237	70,016
Platform services
Disaggregation of Revenue [Line Items]
Total net revenue	2,160,279	331,077	1,206,456	276,747
Loan facilitation and servicing fees-capital light
Disaggregation of Revenue [Line Items]
Total net revenue	1,826,654	279,947	814,581	58,348
Revenue from loan facilitation services
Disaggregation of Revenue [Line Items]
Total net revenue	1,416,715	217,121	672,982	49,549
Revenue from post-origination services
Disaggregation of Revenue [Line Items]
Total net revenue	409,939	62,826	141,599	8,799
Referral services fees
Disaggregation of Revenue [Line Items]
Total net revenue	265,300	40,659	375,551	211,087
Other services fees
Disaggregation of Revenue [Line Items]
Total net revenue	¥ 68,325	$ 10,471	¥ 16,324	¥ 7,312
Loan facilitation service
Disaggregation of Revenue [Line Items]
Number of separate services provided for each loan facilitated | item	3	3
Number of separate performance obligations under ASC 606 | item	2	2
Minimum
Disaggregation of Revenue [Line Items]
Loan terms (In months)	1 month	1 month
Maximum
Disaggregation of Revenue [Line Items]
Loan terms (In months)	24 months	24 months
Loan amount	¥ 200